Submission	Jul. 27, 2026
Submission [Line Items]
Central Index Key	0001997182
Registrant Name	Carbon Zero Technologies International Inc.
Registration File Number	333-280115
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES